Supplementary Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2011
Supplementary Cash Flow Information (Tables) [Abstract]
Schedule of supplemental Cash Flow information

	2011	2010	2009
Supplementary cash flow information:
Cash paid for interest	$259,835	$264,525	$332,731
Cash paid for income taxes(1)	$455,805	$520,766	$425,945
Cash inflow for income taxes from stock option exercises	$13,010	$13,313	$8,123

Supplemental disclosures of cash flow information:
Details for acquisitions:
Assets acquired	$(1,684,630)	$(668,198)	$(241,745)
Liabilities assumed	215,253	102,698	20,574
Noncontrolling interest subject to put provisions	26,684	-	-
Noncontrolling interest	20,983	36,141	35,448
Notes assumed in connection with acquisition	20,016	31,666	4,151
Cash paid	(1,401,694)	(497,693)	(181,572)
Less cash acquired	47,461	16,318	7,059
Net cash paid for acquisitions	$(1,354,233)	$(481,375)	$(174,513)
(1) Net of tax refund